COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 6,496,684	$ 6,984,705	$ 7,211,889
Commissions from credit and debit cards	4,986,927	5,152,252	5,954,326
Commissions from loans operations	158,346	248,830	605,834
Others Commissions	5,023,307	4,963,179	3,899,527
Total	$ 16,665,264	$ 17,348,966	$ 17,671,576